Responsibilities and Commitments - Summary of Other Provisions, Contingent Liabilities and Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Maximum financial guarantees	$ 107.7	$ 191.2
Maximum residual value guarantees	267.4	286.1
Mutually exclusive exposure	(29.0)	(32.1)
Provisions and liabilities recorded	(126.0)	(144.9)
Off-balance sheet exposure	220.1	300.3
Estimated proceeds from financial guarantees and underlying assets	$ 266.9	$ 504.4